Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,969,000
Previously Paid Amount	0.00
Total Fee Amount	258.30
Total Offset Amount	0.00
Net Fee	258.30
Narrative - Max Aggregate Offering Price	$ 2,969,000
Final Prospectus	true